Shareholder Report, Average Annual Return (Details) 411370_Leuthold Core Investment Fund_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional (without sales charge)
Average Annual Return, Percent	10.96%	9.54%	7.48%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%
Bloomberg Global Aggregate [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate
Average Annual Return, Percent	2.40%	(1.56%)	1.15%
50% S&P 500 / 50% Bloomberg Global Aggregate [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500 / 50% Bloomberg Global Aggregate
Average Annual Return, Percent	9.98%	7.31%	8.26%